Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2026
Entity File Number	001-43282
Entity Registrant Name	VIDA GLOBAL INC.
Entity Central Index Key	0001973062
Entity Tax Identification Number	88-1438776
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12160 W Parmer Ln
Entity Address, Address Line Two	Ste 130-716
Entity Address, City or Town	Cedar Park
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78613
City Area Code	(833)
Local Phone Number	588-8432
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	VIDA
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false